SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)			12 Months Ended
	Oct. 18, 2022	Oct. 18, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 20, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Common stock, shares authorized			150,000,000	150,000,000
Common stock, par value			$ 0.0001	$ 0.0001
Temporary shares issued			2,341,000	2,416,000
Temporary shares outstanding			2,341,000	2,416,000
Ordinary shares forfeiture			225,000
Ordinary shares issued			2,341,000	2,416,000
Underwriters fee		$ 2,922,480
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares forfeiture	150,000
Ordinary shares issued			310,500
Underwriter [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued	297,000	297,000	270,000
Private Placement Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues			394,000
Shares issued per share			$ 10.00
Shares issued value			$ 3,940,000
Founder Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percent			19.00%
Private Placement Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percent			23.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			150,000,000
Common stock, par value			$ 0.0001
Common stock, voting rights			Holders of ordinary shares are entitled to one vote for each share.
Shares issued per share					$ 0.0001
Outstanding percentage			19.00%